Eaton Vance

Tax-Managed Diversified Equity Income Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Automobiles — 2.1%
General Motors Co.	558,123	$28,285,674
Tesla, Inc.(1)	14,984	11,890,253

		$40,175,927

Banks — 6.1%
Bank of America Corp.(2)	1,250,617	$37,080,794
JPMorgan Chase & Co.(2)	408,291	52,534,803
Wells Fargo & Co.	876,394	26,186,653

		$115,802,250

Beverages — 2.1%
Constellation Brands, Inc., Class A	89,129	$18,799,980
PepsiCo, Inc.	155,943	21,297,135

		$40,097,115

Biotechnology — 1.3%
Vertex Pharmaceuticals, Inc.(1)(2)	112,272	$25,719,270

		$25,719,270

Building Products — 0.6%
Johnson Controls International PLC	250,968	$12,503,226

		$12,503,226

Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The)(2)	106,884	$28,983,734

		$28,983,734

Communications Equipment — 0.9%
Cisco Systems, Inc.	378,325	$16,865,728

		$16,865,728

Consumer Finance — 0.7%
American Express Co.(2)	119,865	$13,935,505

		$13,935,505

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.(2)	719,193	$39,375,817

		$39,375,817

Electric Utilities — 1.9%
NextEra Energy, Inc.(2)	449,496	$36,350,742

		$36,350,742

Security	Shares	Value
Electrical Equipment — 2.1%
Eaton Corp. PLC(2)	333,375	$39,238,237

		$39,238,237

Entertainment — 5.0%
Live Nation Entertainment, Inc.(1)	282,546	$18,775,182
Netflix, Inc.(1)	62,095	33,058,757
Walt Disney Co. (The)(1)(2)	254,756	42,842,316

		$94,676,255

Equity Real Estate Investment Trusts (REITs) — 2.2%
AvalonBay Communities, Inc.	128,788	$21,078,732
EastGroup Properties, Inc.	155,831	21,059,001

		$42,137,733

Food & Staples Retailing — 1.8%
Walmart, Inc.(2)	239,731	$33,679,808

		$33,679,808

Food Products — 1.3%
Mondelez International, Inc., Class A(2)	440,614	$24,427,640

		$24,427,640

Health Care Equipment & Supplies — 4.6%
Abbott Laboratories(2)	359,596	$44,442,470
Danaher Corp.(2)	183,543	43,653,867

		$88,096,337

Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.(2)	127,358	$42,484,082

		$42,484,082

Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	243,477	$23,571,008

		$23,571,008

Household Products — 2.3%
Procter & Gamble Co. (The)(2)	341,641	$43,801,793

		$43,801,793

Insurance — 2.4%
MetLife, Inc.	367,088	$17,675,287
Progressive Corp. (The)(2)	322,139	28,087,300

		$45,762,587

Interactive Media & Services — 3.9%
Alphabet, Inc., Class C(1)(2)	29,966	$55,009,785
Facebook, Inc., Class A(1)(2)	77,741	20,082,832

		$75,092,617

Security	Shares	Value
Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc.(1)(2)	33,712	$108,087,414

		$108,087,414

IT Services — 6.3%
Accenture PLC, Class A(2)	157,323	$38,059,580
Fidelity National Information Services, Inc.	161,069	19,885,579
GoDaddy, Inc., Class A(1)	232,239	18,249,341
Visa, Inc., Class A(2)	228,494	44,156,465

		$120,350,965

Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.(2)	71,171	$36,275,859

		$36,275,859

Machinery — 2.1%
Caterpillar, Inc.(2)	97,390	$17,806,787
PACCAR, Inc.	235,986	21,526,643

		$39,333,430

Metals & Mining — 2.3%
Franco-Nevada Corp.	164,814	$19,667,255
Rio Tinto PLC ADR	310,901	23,759,054

		$43,426,309

Multi-Utilities — 1.4%
CMS Energy Corp.	161,069	$9,161,605
Sempra Energy	146,087	18,079,727

		$27,241,332

Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.	235,602	$20,073,291
EOG Resources, Inc.(2)	234,921	11,971,574
Phillips 66(2)	177,640	12,043,992

		$44,088,857

Pharmaceuticals — 2.7%
Sanofi	250,969	$23,603,196
Zoetis, Inc.	176,053	27,156,175

		$50,759,371

Road & Rail — 1.9%
CSX Corp.(2)	434,512	$37,261,577

		$37,261,577

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.2%
Micron Technology, Inc.(1)	239,731	$18,763,746
Texas Instruments, Inc.(2)	254,715	42,203,728

		$60,967,474

Software — 9.9%
Intuit, Inc.(2)	93,644	$33,827,022
Microsoft Corp.(2)	580,599	134,675,744
Palantir Technologies, Inc., Class A(1)	603,072	21,216,073

		$189,718,839

Specialty Retail — 2.4%
Best Buy Co., Inc.(2)	153,577	$16,712,249
Lowe’s Cos., Inc.(2)	176,053	29,374,443

		$46,086,692

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.(2)	992,635	$130,988,115

		$130,988,115

Textiles, Apparel & Luxury Goods — 2.2%
NIKE, Inc., Class B(2)	247,223	$33,026,521
PVH Corp.	108,629	9,261,708

		$42,288,229

Total Common Stocks (identified cost $1,158,063,178)		$1,899,651,874

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	14,010,617	$14,010,617

Total Short-Term Investments (identified cost $14,010,617)		$14,010,617

Total Investments — 100.2% (identified cost $1,172,073,795)		$1,913,662,491

Total Written Call Options — (0.3)% (premiums received $14,904,876)		$(5,577,485)

Other Assets, Less Liabilities — 0.1%		$908,945

Net Assets — 100.0%		$1,908,993,951

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Written Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	204	$75,770,496	$3,810	2/1/21	$(38,250)
S&P 500 Index	204	75,770,496	3,780	2/3/21	(346,800)
S&P 500 Index	203	75,399,072	3,825	2/5/21	(189,805)
S&P 500 Index	203	75,399,072	3,800	2/8/21	(433,405)
S&P 500 Index	204	75,770,496	3,850	2/10/21	(216,240)
S&P 500 Index	203	75,399,072	3,775	2/12/21	(931,770)
S&P 500 Index	203	75,399,072	3,800	2/16/21	(735,875)
S&P 500 Index	204	75,770,496	3,850	2/17/21	(386,580)
S&P 500 Index	202	75,027,648	3,850	2/19/21	(464,600)
S&P 500 Index	202	75,027,648	3,850	2/22/21	(528,230)
S&P 500 Index	202	75,027,648	3,860	2/24/21	(540,350)
S&P 500 Index	202	75,027,648	3,840	2/26/21	(765,580)

Total					$(5,577,485)

Abbreviations:

ADR	-	American Depositary Receipt

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $14,010,617, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$17,537,671	$82,615,414	$(86,142,468)	$—	$—	$14,010,617	$3,688	14,010,617

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$209,144,689	$—		$—	$209,144,689
Consumer Discretionary	260,209,270	—		—	260,209,270
Consumer Staples	142,006,356	—		—	142,006,356
Energy	44,088,857	—		—	44,088,857
Financials	204,484,076	—		—	204,484,076
Health Care	219,731,723	23,603,196		—	243,334,919
Industrials	128,336,470	—		—	128,336,470
Information Technology	518,891,121	—		—	518,891,121
Materials	43,426,309	—		—	43,426,309
Real Estate	42,137,733	—		—	42,137,733
Utilities	63,592,074	—		—	63,592,074
Total Common Stocks	$1,876,048,678	$23,603,196	*	$—	$1,899,651,874
Short-Term Investments	$—	$14,010,617		$—	$14,010,617
Total Investments	$1,876,048,678	$37,613,813		$—	$1,913,662,491

Liability Description
Written Call Options	$(5,577,485)	$—		$—	$(5,577,485)
Total	$(5,577,485)	$—		$—	$(5,577,485)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.